FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The Company follows the guidance set forth in ASC 820 for measuring the fair value of investments in available-for-sale securities. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation models involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The Company’s fair value analysis includes an analysis of the value of any unfunded loan commitments. Financial investments recorded at fair value in the consolidated financial statements are categorized for disclosure purposes based upon the level of judgment associated with the inputs to the valuation of the investment as of the measurement date. Investments which are valued using NAV as a practical expedient are excluded from this hierarchy:

•	Level I – Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date.

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Level II – Valuations based on inputs other than quoted prices in active markets included in Level I, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non- active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

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Level III – Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets and liabilities. These investments include debt and equity investments in private companies or assets valued using the Market or Income Approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level III information, assuming no additional corroborating evidence.

The following tables summarize the fair value hierarchy of the Company's financial assets measured at fair value (in thousands):

	As of December 31, 2017
	Level I	Level II	Level III	Total
Assets
Investments of consolidated fund	$435	$—	$1,570	$2,005
Investment in available-for-sale securities	40,491	—	—	40,491
Total Assets	$40,926	$—	$1,570	$42,496

	As of December 31, 2016
	Level I	Level II	Level III	Total
Assets
Investment in available-for-sale securities	$17,009	$—	$—	$17,009
Total Assets	$17,009	$—	$—	$17,009

The Company’s investment in available-for-sale securities consist of shares of MCC. Included in investments of consolidated fund as of December 31, 2017 are Level I assets of $0.4 million in equity investments and Level III assets of $1.6 million, which consists of senior secured loans and preferred equity investments. The significant unobservable inputs used in the fair value measurement of Level III assets of the consolidated fund's investments in senior secured loans include market yields. Significant increases or decreases in market yields in isolation would result in a significantly higher or lower fair value measurement. There were no significant unrealized gains or losses related to the investments of consolidated fund for the year ended December 31, 2017.
The following is a summary of changes in fair value of the Company's financial assets that have been categorized within Level III of the fair value hierarchy at December 31, 2017 (in thousands):

	Level III Financial Assets as of December 31, 2017
	Balance at December 31, 2016	Purchases	Transfers In or (Out) of Level III	Sale of Level III Assets	Balance at December 31, 2017
Investments of consolidated fund	$—	$1,894	$—	$(324)	$1,570

A review of the fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification for certain financial assets or liabilities. Reclassifications impacting all levels of the fair value hierarchy are reported as transfers in or out of Level I, II or III category as of the beginning of the quarter during which the reclassifications occur. There were no transfers between levels in the fair value hierarchy during the year ended December 31, 2017.
There were no financial instruments classified as Level II or Level III as of December 31, 2016 and there were no transfers between levels in the fair value hierarchy during the year ended December 31, 2016.
When determining the fair value of publicly traded equity securities, the Company uses the quoted closing market price as of the valuation date on the primary market or exchange on which they trade. Our equity method investments for which fair value is measured at NAV per share, or its equivalent, using the practical expedient, are not categorized in the fair value hierarchy.
The Company's Investments of consolidated fund are accounted for under a manner consistent with trading securities as STRF is considered an investment company under ASC 946 for standalone reporting purposes, and its investments are therefore also treated in a manner consistent with trading securities.